Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Payables [Abstract]
Schedule of accrued liabilities and other payables
The following is a summary of accrued liabilities and other payables as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
Accrued liabilities for learning services and online marketing services	277,632	310,559
Accrued marketing expenses	135,784	155,706
Accrued technical expenses	29,810	41,328
Operating lease liabilities-current portion	38,842	38,113
Accrued outside labor service fee	36,371	35,220
Accrued administrative expenses	20,488	15,287
Accrued professional fee	8,271	11,880
Warehousing and logistics fee	10,856	6,030
Payables for property, equipment and software	2,556	692
Others	31,160	23,845

Total	591,770	638,660